Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Total related party payments	$ 156	$ 41
Affiliated Entity
Related Party Transactions
Total related party payments			$ 744	$ 641
Affiliated Entity | American Institute of Research
Related Party Transactions
Total related party payments			152	159
Affiliated Entity | Havencrest Capital Management, LLC
Related Party Transactions
Total related party payments			166	233
Affiliated Entity | M33 Growth LLC
Related Party Transactions
Total related party payments			353	183
Affiliated Entity | Mark L. Pacala
Related Party Transactions
Total related party payments				3
Affiliated Entity | Richy Agajanian MD
Related Party Transactions
Total related party payments			21	24
Affiliated Entity | Veeral Desai
Related Party Transactions
Total related party payments			$ 52	38
Affiliated Entity | Roca Partners LLC
Related Party Transactions
Total related party payments				$ 1